Receivables from Customers, Net	12 Months Ended
Mar. 31, 2024
Receivables from Customers, Net [Abstract]
Receivables from Customers, Net

4. Receivables from Customers, Net

As of March 31, 2023 and 2024, receivables from customers consisted of the following balances:

	As of March 31,
	2024	2023
Third parties
Receivables related to securities brokerage services
Unsettled trades on trade-date basis	$26,603	$83,539
Overdue balances on settlement dates(1)	54,931	281,305
Other brokerage commission receivables related to primary market	-	229,331
Receivables related to advisory fees	99,031	-
Receivables related to introducing and referral services	30,790	13,376
Receivables related to underwriting and placement services	43,318	898,076
	254,673	1,505,627
Less: allowance for expected credit losses	(6,610)	-
Total receivables from customers, net	$248,063	$1,505,627

Related party
Receivables related to securities brokerage services
Overdue balances on settlement dates(1)	$3,740	$1,219
Less: allowance for expected credit losses	(31)	-
Total receivables from customers-related party, net	$3,709	$1,219

(1)	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2024 and 2023, the Group maintained a weighted average Loan-To-Value ratio of 0.23% and 0.90% against these balances, respectively. Subsequent to the year ended March 31, 2024, receivables from customers amounted to $159,335 have been fully settled.

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2024	2023
Balance at April 1	$-	$-
Provision for expected credit losses	6,641	-
Balance at March 31	$6,641	$-

The Group adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil recognized as of April 1, 2023.